SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating losses carryforward	$ 11,163	$ 8,053
Operating lease liabilities	210	309
Employee benefits	64	70
Inventory write off	277	291
Warrants liability	6
Research and development expenses	1,143	1,250
Issuance costs	11	120
Total deferred tax assets	12,874	10,093
Less deferred tax liabilities (related to right of use assets)	(224)	(301)
Deferred tax assets, net	12,650	9,792
Less valuation allowance for deferred tax assets	(12,650)	(9,792)
Deferred tax assets
Valuation allowance at beginning of year	(9,792)	(6,258)
Changes in valuation allowance	(2,858)	(3,534)
Valuation allowance at end of year	$ (12,650)	$ (9,792)